Product Sales quarterly sequential analysis - Q2 2020	6 Months Ended
Jun. 30, 2020
Product Sales quarterly sequential analysis - Q2 2020
Product Sales quarterly sequential analysis - Q2 2020

9   Product Sales quarterly sequential analysis – Q2 2020 (Unreviewed)[83]

	Q1 2020	Actual	CER	Q2 2020	Actual	CER
	$m	%	%	$m	%	%
Oncology
Tagrisso	982	11	11	1,034	5	7
Imfinzi	462	9	9	492	6	8
Lynparza	397	13	13	419	5	7
Calquence	88	58	58	107	21	23
Koselugo	-	-	-	7	n/m	n/m
Zoladex*	225	15	15	217	(3)	-
Faslodex*	166	-	-	146	(12)	(9)
Iressa*	77	(3)	(4)	70	(9)	(7)
Arimidex*	50	(1)	(2)	58	17	16
Casodex*	42	(2)	(3)	47	14	12
Others	13	(52)	(52)	12	(11)	(1)
Total Oncology	2,502	10	10	2,609	4	6
BioPharmaceuticals: CVRM
Farxiga	405	(3)	(3)	443	9	13
Brilinta	408	(5)	(5)	437	7	9
Onglyza	141	8	8	115	(19)	(17)
Bydureon	100	(28)	(28)	116	16	17
Byetta	20	(24)	(24)	15	(28)	(28)
Other diabetes	13	(22)	(22)	10	(21)	(19)
Lokelma	11	42	42	17	56	58
Crestor*	301	2	1	281	(7)	(4)
Seloken/Toprol-XL*	177	(6)	(6)	218	23	27
Atacand*	66	11	12	59	(11)	(5)
Others	59	(21)	(22)	48	(18)	(16)
BioPharmaceuticals: total CVRM	1,701	(5)	(5)	1,759	3	6
BioPharmaceuticals: Respiratory & Immunology
Symbicort	790	11	11	653	(17)	(15)
Pulmicort	380	(8)	(9)	97	(74)	(73)
Fasenra	199	(3)	(3)	227	14	15
Daliresp/Daxas	53	(8)	(8)	53	(1)	(3)
Bevespi	12	9	9	10	(19)	(21)
Breztri	4	n/m	n/m	7	58	64
Others	113	(16)	(17)	70	(38)	(36)
BioPharmaceuticals: total Respiratory & Immunology	1,551	1	1	1,117	(28)	(26)
Other medicines
Nexium	338	(4)	(4)	377	12	14
Synagis	85	35	35	90	6	7
Losec/Prilosec	54	18	17	45	(15)	(15)
Seroquel XR / IR	36	(12)	(12)	27	(26)	(23)
Others	44	(71)	(70)	24	(46)	(42)
Total other medicines	557	(15)	(15)	563	1	4

Total Product Sales	6,311	1	1	6,048	(4)	(2)

[83] The table provides an analysis of sequential quarterly Product Sales, with actual and CER growth rates reflecting quarter-on-quarter growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals. Sequential quarterly Product Sales information included in the Interim Financial Statements has not been reviewed by PricewaterhouseCoopers LLP. *Denotes a legacy medicine.